Joint Ventures and Associates - Summary of Transactions With Joint Ventures and Associates (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Transactions Between Related Parties [Abstract]
Sales and charges to joint ventures and associates	$ 8,270	$ 13,121	$ 24,214
Purchases and charges from joint ventures and associates	$ 11,212	$ 10,680	$ 13,859